Huntington VA Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                   May 4, 2005


EDGAR Operations Branch
Office of Insurance Products
Securities and Exchange Commission
Room 10172, Stop 10-6
450 Fifth Street, Northwest
Washington, DC  20549

     RE: Huntington VA Funds (the "Trust")
            Huntington VA Dividend Capture Fund
            Huntington VA Growth Fund
            Huntington VA Income Equity Fund
            Huntington VA International Equity Fund
            Huntington VA Macro 100 Fund
            Huntington VA Mid Corp America Fund
            Huntington VA New Economy Fund
            Huntington VA Rotating Markets Fund
            Huntington VA Situs Small Cap Fund
            Huntington VA Mortgage Securities Fund
            1933 Act File No. 333-83397
            1940 Act File No. 811-09481


Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 1, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statements for the Trust. The Registration Statement containing the definitive Prospectus and Statement of Information was electronically filed under Rule 485(b) as Post-Effective amendment No. 12 on April 29, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-8240.

                                                Very truly yours,



                                                /s/ Alicia G. Powell
                                                Alicia G. Powell
                                                Assistant Secretary